CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Currentassets
Cash	$ 6,618	$ 4,320	$ 3,047
Investments in trading securities	31,778	588,945	180,587
Total Current Assets	38,396	593,265	183,634
Property and Equipment, net	5,977	10,020	15,505
Total Assets	44,373	603,285	199,139
Current liabilities
Accounts payable and accrued expenses	139,663	139,979	137,793
Accounts payable and accrued expenses to related party	1,029,690	830,790	444,246
Deferred revenue related party		0	11,333
Margin loan - Brokerage account	0	263,151	0
Notes payable to related parties	15,300	3,912	0
Convertible notes payable to related parties, net of debt discount	16,728	18,428	5,508
Current portion of long-term debt	11,264	18,169	29,010
Total Current Liabilities	1,212,645	1,274,429	627,890
Non-Current liabilities
Long-term debt	1,708	2,414	15,045
Total Liabilities	1,214,353	1,276,843	642,935
Stockholders' deficit
Preferred stock value	0	0	0
Common Stock, 450,000,000 authorized at $0.001 par value; and 13,346,642 and 13,318,642 shares issued and outstanding at June 30, 2022 and December 31, 2021	13,346	13,318	12,902
Stock Payable	0	0	3,000
Additional paid-in capital	12,743,962	12,729,990	12,506,375
Accumulated deficit	(13,927,289)	(13,416,867)	(12,966,074)
Total stockholders' deficit	(1,169,980)	(673,558)	(443,796)
Total liabilities and stockholders' deficit	44,373	603,285	199,139
Series A Preferred Stock [Member]
Stockholders' deficit
Preferred stock value	$ 1	$ 1	$ 1